Acquisitions and disposals - Disclosure of Detailed Information about Deal Completion and Acquired Business (Details)		12 Months Ended
	Apr. 01, 2025	Dec. 31, 2025	Sep. 02, 2025	Apr. 21, 2025	Oct. 08, 2024 factory	Jun. 01, 2024 brand	Feb. 01, 2024
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Number of brands | brand						20
Number of factories | factory					4
Nutrafol
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Wild
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Nutrafol
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	20.00%
Minimalist
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				90.50%
Dr. Squatch
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			98.70%
K18
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							91.88%